UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-07507

                          Scudder Investments VIT Funds
                          -----------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder VIT Equity 500 Index Fund
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                       Shares                     Value ($)
                                                                                -------------------------------------------


Common Stocks 99.0%
Consumer Discretionary 11.4%
Auto Components 0.2%
Cooper Tire & Rubber Co.                                                                7,200                      132,192
Dana Corp.                                                                             10,685                      136,661
Delphi Corp.                                                                           35,973                      161,159
Goodyear Tire & Rubber Co.*                                                            14,700                      196,245
Johnson Controls, Inc.                                                                 14,000                      780,640
Visteon Corp.                                                                          12,636                       72,152
                                                                                                               -----------
                                                                                                                 1,479,049

Automobiles 0.5%
Ford Motor Co.                                                                        133,102                    1,508,045
General Motors Corp.(b)                                                                40,830                    1,199,994
Harley-Davidson, Inc.                                                                  21,300                    1,230,288
                                                                                                               -----------
                                                                                                                 3,938,327

Distributors 0.1%
Genuine Parts Co.                                                                      11,400                      495,786
                                                                                                               -----------
Hotels Restaurants & Leisure 1.5%
Carnival Corp.                                                                         40,100                    2,077,581
Darden Restaurants, Inc.                                                               11,050                      339,014
Harrah's Entertainment, Inc.                                                            8,800                      568,304
Hilton Hotels Corp.                                                                    27,700                      619,095
International Game Technology                                                          25,168                      670,979
Marriott International, Inc. "A"                                                       16,200                    1,083,132
McDonald's Corp.                                                                       93,900                    2,924,046
Starbucks Corp.*                                                                       29,100                    1,503,306
Starwood Hotels & Resorts Worldwide, Inc.                                              14,832                      890,365
Wendy's International, Inc.                                                             9,300                      363,072
YUM! Brands, Inc.                                                                      20,600                    1,067,286
                                                                                                               -----------
                                                                                                                12,106,180

Household Durables 0.6%
Black & Decker Corp.                                                                    5,400                      426,546
Centex Corp.                                                                            9,000                      515,430
Fortune Brands, Inc.                                                                   10,900                      878,867
KB Home                                                                                 3,400                      399,364
Leggett & Platt, Inc.                                                                  12,700                      366,776
Maytag Corp.(b)                                                                         8,100                      113,157
Newell Rubbermaid, Inc.                                                                18,324                      402,029
Pulte Homes, Inc.                                                                       8,800                      647,944
Snap-on, Inc.                                                                           3,400                      108,086
The Stanley Works                                                                       7,100                      321,417
Whirlpool Corp.                                                                         5,100                      345,423
                                                                                                               -----------
                                                                                                                 4,525,039

Internet & Catalog Retail 0.4%
eBay, Inc.*                                                                            90,462                    3,370,614
                                                                                                               -----------
Leisure Equipment & Products 0.2%
Brunswick Corp.                                                                         7,000                      327,950
Eastman Kodak Co.                                                                      20,100                      654,255
Hasbro, Inc.                                                                           12,859                      262,967
Mattel, Inc.                                                                           30,200                      644,770
                                                                                                               -----------
                                                                                                                 1,889,942

Media 4.0%
Clear Channel Communications, Inc.                                                     40,834                    1,407,548
Comcast Corp. "A"*                                                                    161,886                    5,468,509
Dow Jones & Co., Inc.                                                                   4,700                      175,639
Gannett Co., Inc.                                                                      18,500                    1,462,980
Interpublic Group of Companies, Inc.*                                                  28,800                      353,664
Knight-Ridder, Inc.                                                                     6,400                      430,400
McGraw-Hill Companies, Inc.                                                            14,400                    1,256,400
Meredith Corp.                                                                          2,900                      135,575
New York Times Co. "A"                                                                  9,500                      347,510
News Corp. "A"                                                                        213,400                    3,610,728
Omnicom Group, Inc.                                                                    14,400                    1,274,688
Time Warner, Inc.*                                                                    337,248                    5,918,702
Tribune Co.                                                                            24,425                      973,825
Univision Communications, Inc. "A"*                                                    23,500                      650,715
Viacom, Inc. "B"                                                                      124,625                    4,340,689
Walt Disney Co.                                                                       153,300                    4,404,309
                                                                                                               -----------
                                                                                                                32,211,881

Multiline Retail 1.2%
Big Lots, Inc.*                                                                         6,800                       81,736
Dillard's, Inc. "A"                                                                     6,500                      174,850
Dollar General Corp.                                                                   24,847                      544,398
Family Dollar Stores, Inc.                                                             12,226                      371,181
Federated Department Stores, Inc.                                                      12,200                      776,408
J.C. Penny Co., Inc.                                                                   20,400                    1,059,168
Kohl's Corp.*                                                                          24,800                    1,280,424
May Department Stores Co.                                                              22,750                      842,205
Nordstrom, Inc.                                                                        10,200                      564,876
Sears Holdings Corp.*                                                                   7,242                      964,387
Target Corp.                                                                           65,100                    3,256,302
                                                                                                               -----------
                                                                                                                 9,915,935

Specialty Retail 2.3%
AutoNation, Inc.*                                                                      18,200                      344,708
AutoZone, Inc.*                                                                         5,500                      471,350
Bed Bath & Beyond, Inc.*                                                               21,900                      800,226
Best Buy Co., Inc.                                                                     22,150                    1,196,321
Circuit City Stores, Inc.                                                              14,200                      227,910
Home Depot, Inc.                                                                      161,200                    6,164,288
Limited Brands, Inc.                                                                   29,576                      718,697
Lowe's Companies, Inc.                                                                 56,200                    3,208,458
Office Depot, Inc.*                                                                    24,800                      550,064
OfficeMax, Inc.                                                                         6,800                      227,800
RadioShack Corp.                                                                       12,900                      316,050
Sherwin-Williams Co.                                                                   10,300                      453,097
Staples, Inc.                                                                          37,250                    1,170,768
The Gap, Inc.                                                                          54,525                    1,190,826
Tiffany & Co.                                                                           9,500                      327,940
TJX Companies, Inc.                                                                    34,400                      847,272
Toys "R" Us, Inc.*                                                                     15,600                      401,856
                                                                                                               -----------
                                                                                                                18,617,631

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*                                                                           13,400                      758,842
Jones Apparel Group, Inc.                                                               7,897                      264,470
Liz Claiborne, Inc.                                                                     7,400                      296,962
NIKE, Inc. "B"                                                                         17,000                    1,416,270
Reebok International Ltd.                                                               5,300                      234,790
VF Corp.                                                                                7,900                      467,206
                                                                                                               -----------
                                                                                                                 3,438,540

Consumer Staples 10.2%
Beverages 2.2%
Anheuser-Busch Companies, Inc.                                                         57,400                    2,720,186
Brown-Forman Corp. "B"                                                                  7,400                      405,150
Coca-Cola Co.                                                                         167,700                    6,988,059
Coca-Cola Enterprises, Inc.                                                            28,800                      590,976
Molson Coors Brewing Co. "B"                                                            6,000                      463,020
Pepsi Bottling Group, Inc.                                                             16,592                      462,087
PepsiCo, Inc.                                                                         122,760                    6,509,963
                                                                                                               -----------
                                                                                                                18,139,441

Food & Staples Retailing 2.8%
Albertsons, Inc.                                                                       27,142                      560,482
Costco Wholesale Corp.                                                                 34,100                    1,506,538
CVS Corp.                                                                              28,900                    1,520,718
Kroger Co.*                                                                            54,400                      872,032
Safeway, Inc.*                                                                         33,300                      617,049
SUPERVALU, Inc.                                                                         8,600                      286,810
Sysco Corp.                                                                            46,500                    1,664,700
Wal-Mart Stores, Inc.                                                                 250,800                   12,567,588
Walgreen Co.                                                                           74,300                    3,300,406
                                                                                                               -----------
                                                                                                                22,896,323

Food Products 1.2%
Archer-Daniels-Midland Co.                                                             46,175                    1,134,981
Campbell Soup Co.                                                                      26,800                      777,736
ConAgra Foods, Inc.                                                                    38,300                    1,034,866
General Mills, Inc.                                                                    26,464                    1,300,706
H.J. Heinz Co.                                                                         26,200                      965,208
Hershey Foods Corp.                                                                    16,200                      979,452
Kellogg Co.                                                                            26,000                    1,125,020
McCormick & Co, Inc.                                                                    8,700                      299,541
Sara Lee Corp.                                                                         60,700                    1,345,112
William Wrigley Jr. Co.                                                                15,700                    1,029,449
                                                                                                               -----------
                                                                                                                 9,992,071

Household Products 1.9%
Clorox Co.                                                                             12,400                      781,076
Colgate-Palmolive Co.                                                                  38,500                    2,008,545
Kimberly-Clark Corp.                                                                   36,900                    2,425,437
Procter & Gamble Co.                                                                  185,527                    9,832,931
                                                                                                               -----------
                                                                                                                15,047,989

Personal Products 0.7%
Alberto-Culver Co. "B"                                                                  5,800                      277,588
Avon Products, Inc.                                                                    34,200                    1,468,548
Gillette Co.                                                                           74,600                    3,765,808
                                                                                                               -----------
                                                                                                                 5,511,944

Tobacco 1.4%
Altria Group, Inc.                                                                    152,000                    9,939,280
Reynolds American, Inc.                                                                 8,600                      693,074
UST, Inc.                                                                              12,200                      630,740
                                                                                                               -----------
                                                                                                                11,263,094

Energy 8.7%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.                                                                     26,040                    1,158,520
BJ Services Co.                                                                        11,800                      612,184
Halliburton Co.                                                                        38,000                    1,643,500
Nabors Industries Ltd.*                                                                10,094                      596,959
National-Oilwell Varco, Inc.*                                                          13,500                      630,450
Noble Corp.                                                                             9,900                      556,479
Rowan Companies, Inc.                                                                   7,800                      233,454
Schlumberger Ltd.                                                                      43,700                    3,079,976
Transocean, Inc.*                                                                      22,820                    1,174,317
                                                                                                               -----------
                                                                                                                 9,685,839

Oil & Gas 7.5%
Amerada Hess Corp.                                                                      6,300                      606,123
Anadarko Petroleum Corp.                                                               17,821                    1,356,178
Apache Corp.                                                                           23,712                    1,451,886
Ashland, Inc.                                                                           6,100                      411,567
Burlington Resources, Inc.                                                             28,500                    1,426,995
ChevronTexaco Corp.                                                                   155,366                    9,059,391
ConocoPhillips                                                                         52,144                    5,623,209
Devon Energy Corp.                                                                     36,700                    1,752,425
El Paso Corp.                                                                          44,986                      475,952
EOG Resources, Inc.                                                                    16,500                      804,210
ExxonMobil Corp.                                                                      471,417                   28,096,453
Kerr-McGee Corp.                                                                       11,936                      934,947
Kinder Morgan, Inc.                                                                     9,200                      696,440
Marathon Oil Corp.                                                                     25,200                    1,182,384
Occidental Petroleum Corp.                                                             29,900                    2,127,983
Sunoco, Inc.                                                                            5,000                      517,600
Unocal Corp.                                                                           21,100                    1,301,659
Valero Energy Corp.                                                                    18,600                    1,362,822
Williams Companies, Inc.                                                               42,123                      792,334
XTO Energy, Inc.                                                                       25,200                      827,568
                                                                                                               -----------
                                                                                                                60,808,126

Financials 19.6%
Banks 6.3%
AmSouth Bancorp.                                                                       23,100                      599,445
Bank of America Corp.                                                                 301,810                   13,309,821
BB&T Corp.                                                                             40,900                    1,598,372
Comerica, Inc.                                                                         13,400                      738,072
Compass Bancshares, Inc.                                                                7,600                      345,040
Fifth Third Bancorp.                                                                   40,242                    1,729,601
First Horizon National Corp.                                                           11,100                      452,769
Golden West Financial Corp.                                                            22,000                    1,331,000
Huntington Bancshares, Inc.                                                            15,650                      374,035
KeyCorp.                                                                               32,800                    1,064,360
M&T Bank Corp.                                                                          8,300                      847,098
Marshall & Ilsley Corp.                                                                14,800                      617,900
National City Corp.                                                                    46,800                    1,567,800
North Fork Bancorp., Inc.                                                              33,150                      919,581
PNC Financial Services Group                                                           20,500                    1,055,340
Regions Financial Corp.                                                                32,326                    1,047,362
Sovereign Bancorp, Inc.                                                                26,651                      590,586
SunTrust Banks, Inc.                                                                   26,500                    1,909,855
Synovus Financial Corp.                                                                20,550                      572,523
US Bancorp.                                                                           136,270                    3,927,302
Wachovia Corp.                                                                        116,621                    5,937,175
Washington Mutual, Inc.                                                                63,548                    2,510,146
Wells Fargo & Co.                                                                     124,300                    7,433,140
Zions Bancorp.                                                                          7,700                      531,454
                                                                                                               -----------
                                                                                                                51,009,777

Capital Markets 2.8%
Bank of New York Co., Inc.                                                             56,500                    1,641,325
Bear Stearns Companies, Inc.                                                            8,272                      826,373
Charles Schwab Corp.                                                                   89,600                      941,696
E*TRADE Financial Corp.*                                                               27,000                      324,000
Federated Investors, Inc. "B"                                                           6,400                      181,184
Franklin Resources, Inc.                                                               15,800                    1,084,670
Janus Capital Group, Inc.                                                              14,800                      206,460
Lehman Brothers Holdings, Inc.                                                         19,822                    1,866,440
Mellon Financial Corp.                                                                 29,100                      830,514
Merrill Lynch & Co., Inc.                                                              67,700                    3,831,820
Morgan Stanley                                                                         81,700                    4,677,325
Northern Trust Corp.                                                                   14,300                      621,192
State Street Corp.                                                                     24,200                    1,058,024
T. Rowe Price Group, Inc.                                                              10,400                      617,552
The Goldman Sachs Group, Inc.                                                          33,900                    3,728,661
                                                                                                               -----------
                                                                                                                22,437,236

Consumer Finance 1.2%
American Express Co.                                                                   86,900                    4,464,053
Capital One Financial Corp.                                                            17,700                    1,323,429
MBNA Corp.                                                                             94,040                    2,308,682
Providian Financial Corp.*                                                             19,900                      341,484
SLM Corp.                                                                              31,900                    1,589,896
                                                                                                               -----------
                                                                                                                10,027,544

Diversified Financial Services 4.7%
CIT Group, Inc.                                                                        14,900                      566,200
Citigroup, Inc.                                                                       387,374                   17,408,588
Countrywide Financial Corp.                                                            42,198                    1,369,747
Fannie Mae                                                                             72,300                    3,936,735
Freddie Mac                                                                            51,100                    3,229,520
JPMorgan Chase & Co.                                                                  262,344                    9,077,102
MGIC Investment Corp.                                                                   6,900                      425,523
Moody's Corp.                                                                          10,900                      881,374
Principal Financial Group, Inc.                                                        21,300                      819,837
                                                                                                               -----------
                                                                                                                37,714,626

Insurance 4.1%
ACE Ltd.                                                                               20,600                      850,162
AFLAC, Inc.                                                                            37,500                    1,397,250
Allstate Corp.                                                                         51,700                    2,794,902
Ambac Financial Group, Inc.                                                             7,850                      586,787
American International Group, Inc.                                                    191,689                   10,621,487
Aon Corp.                                                                              25,100                      573,284
Chubb Corp.                                                                            15,200                    1,204,904
Cincinnati Financial Corp.                                                             10,865                      473,823
Hartford Financial Services Group, Inc.                                                21,051                    1,443,257
Jefferson-Pilot Corp.                                                                   9,300                      456,165
Lincoln National Corp.                                                                 13,600                      613,904
Loews Corp.                                                                            12,800                      941,312
Marsh & McLennan Companies, Inc.                                                       39,200                    1,192,464
MBIA, Inc.                                                                             10,200                      533,256
MetLife, Inc.                                                                          54,100                    2,115,310
Progressive Corp.                                                                      14,500                    1,330,520
Prudential Financial, Inc.                                                             38,300                    2,198,420
Safeco Corp.                                                                           10,600                      516,326
The St. Paul Travelers Companies, Inc.                                                 50,256                    1,845,903
Torchmark Corp.                                                                         7,500                      391,500
UnumProvident Corp.                                                                    24,649                      419,526
XL Capital Ltd. "A"                                                                     9,400                      680,278
                                                                                                               -----------
                                                                                                                33,180,740

Real Estate 0.5%
Apartment Investment & Management Co. "A" (REIT)                                        7,100                      264,120
Archstone-Smith Trust (REIT)                                                           12,700                      433,197
Equity Office Properties Trust (REIT)                                                  32,500                      979,225
Equity Residential (REIT)                                                              23,100                      744,051
Plum Creek Timber Co., Inc. (REIT)                                                     11,700                      417,690
ProLogis (REIT)                                                                        11,800                      437,780
Simon Property Group, Inc. (REIT)                                                      17,100                    1,035,918
                                                                                                               -----------
                                                                                                                 4,311,981

Health Care 12.9%
Biotechnology 1.2%
Amgen, Inc.*                                                                           93,608                    5,448,922
Applera Corp. - Applied Biosystems Group                                               13,300                      262,542
Biogen Idec, Inc.*                                                                     24,890                      858,954
Chiron Corp.*                                                                          12,200                      427,732
Genzyme Corp.*                                                                         18,000                    1,030,320
Gilead Sciences, Inc.*                                                                 31,208                    1,117,246
MedImmune, Inc.*                                                                       18,600                      442,866
                                                                                                               -----------
                                                                                                                 9,588,582

Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.                                                                     4,600                      337,180
Baxter International, Inc.                                                             44,800                    1,522,304
Becton, Dickinson & Co.                                                                19,000                    1,109,980
Biomet, Inc.                                                                           19,925                      723,277
Boston Scientific Corp.*                                                               57,800                    1,692,962
C.R. Bard, Inc.                                                                         6,900                      469,752
Fisher Scientific International, Inc.*                                                  8,600                      489,512
Guidant Corp.                                                                          24,600                    1,817,940
Hospira, Inc.*                                                                         10,380                      334,963
Medtronic, Inc.                                                                        90,700                    4,621,165
Millipore Corp.*                                                                        2,800                      121,520
PerkinElmer, Inc.                                                                       8,100                      167,103
St. Jude Medical, Inc.*                                                                25,744                      926,784
Stryker Corp.                                                                          29,202                    1,302,701
Thermo Electron Corp.*                                                                 10,400                      263,016
Waters Corp.*                                                                           8,200                      293,478
Zimmer Holdings, Inc.*                                                                 17,864                    1,389,998
                                                                                                               -----------
                                                                                                                17,583,635

Health Care Providers & Services 2.5%
Aetna, Inc.                                                                            21,800                    1,633,910
AmerisourceBergen Corp.                                                                 7,384                      423,029
Cardinal Health, Inc.                                                                  31,449                    1,754,854
Caremark Rx, Inc.*                                                                     33,100                    1,316,718
CIGNA Corp.                                                                             9,400                      839,420
Express Scripts, Inc.*                                                                  5,500                      479,545
HCA, Inc.                                                                              31,600                    1,692,812
Health Management Associates, Inc. "A"                                                 17,700                      463,386
Humana, Inc.*                                                                          11,600                      370,504
IMS Health, Inc.                                                                       15,400                      375,606
Laboratory Corp. of America Holdings*                                                  10,100                      486,820
Manor Care, Inc.                                                                        6,500                      236,340
McKesson Corp.                                                                         22,525                      850,319
Medco Health Solutions, Inc.*                                                          19,766                      979,801
Quest Diagnostics, Inc.                                                                 7,322                      769,762
Tenet Healthcare Corp.*                                                                32,750                      377,608
UnitedHealth Group, Inc.                                                               47,500                    4,530,550
WellPoint, Inc.*                                                                       22,264                    2,790,792
                                                                                                               -----------
                                                                                                                20,371,776

Pharmaceuticals 7.0%
Abbott Laboratories                                                                   116,800                    5,445,216
Allergan, Inc.                                                                          9,200                      639,124
Bristol-Myers Squibb Co.                                                              142,346                    3,624,129
Eli Lilly & Co.                                                                        82,800                    4,313,880
Forest Laboratories, Inc.*                                                             26,800                      990,260
Johnson & Johnson                                                                     221,218                   14,857,001
King Pharmaceuticals, Inc.*                                                            16,321                      135,627
Merck & Co., Inc.                                                                     164,562                    5,326,872
Mylan Laboratories, Inc.(b)                                                            20,300                      359,716
Pfizer, Inc.                                                                          553,543                   14,541,575
Schering-Plough Corp.                                                                 108,100                    1,962,015
Watson Pharmaceuticals, Inc.*                                                           8,400                      258,132
Wyeth                                                                                  99,200                    4,184,256
                                                                                                               -----------
                                                                                                                56,637,803

Industrials 11.8%
Aerospace & Defense 2.2%
Boeing Co.                                                                             61,000                    3,566,060
General Dynamics Corp.                                                                 15,200                    1,627,160
Goodrich Corp.                                                                         10,000                      382,900
Honeywell International, Inc.                                                          62,575                    2,328,416
L-3 Communications Holdings, Inc.                                                       7,800                      553,956
Lockheed Martin Corp.                                                                  31,100                    1,898,966
Northrop Grumman Corp.                                                                 26,742                    1,443,533
Raytheon Co.                                                                           34,100                    1,319,670
Rockwell Collins, Inc.                                                                 12,100                      575,839
United Technologies Corp.                                                              37,200                    3,781,752
                                                                                                               -----------
                                                                                                                17,478,252

Air Freight & Logistics 1.0%
FedEx Corp.                                                                            21,860                    2,053,747
Ryder System, Inc.                                                                      4,200                      175,140
United Parcel Service, Inc. "B"                                                        83,072                    6,042,657
                                                                                                               -----------
                                                                                                                 8,271,544

Airlines 0.1%
Delta Air Lines, Inc.* (b)                                                             10,100                       40,905
Southwest Airlines Co.                                                                 56,725                      807,764
                                                                                                               -----------
                                                                                                                   848,669

Building Products 0.2%
American Standard Companies, Inc.                                                      14,800                      687,904
Masco Corp.                                                                            33,900                    1,175,313
                                                                                                               -----------
                                                                                                                 1,863,217

Commercial Services & Supplies 0.9%
Allied Waste Industries, Inc.*                                                         21,400                      156,434
Apollo Group, Inc. "A"*                                                                12,263                      908,198
Avery Dennison Corp.                                                                    7,500                      464,475
Cendant Corp.                                                                          76,493                    1,571,166
Cintas Corp.                                                                           12,500                      516,375
Equifax, Inc.                                                                           8,500                      260,865
H&R Block, Inc.                                                                        12,000                      606,960
Monster Worldwide, Inc.*                                                                8,619                      241,763
Pitney Bowes, Inc.                                                                     15,700                      708,384
R.R. Donnelley & Sons Co.                                                              14,300                      452,166
Robert Half International, Inc.                                                        12,000                      323,520
Waste Management, Inc.                                                                 41,597                    1,200,073
                                                                                                               -----------
                                                                                                                 7,410,379

Construction & Engineering 0.0%
Fluor Corp.                                                                             6,100                      338,123
                                                                                                               -----------
Electrical Equipment 0.4%
American Power Conversion Corp.                                                        13,900                      362,929
Cooper Industries Ltd. "A"                                                              6,300                      450,576
Emerson Electric Co.                                                                   30,500                    1,980,365
Rockwell Automation, Inc.                                                              13,600                      770,304
                                                                                                               -----------
                                                                                                                 3,564,174

Industrial Conglomerates 4.8%
3M Co.                                                                                 56,600                    4,850,054
General Electric Co.                                                                  786,700                   28,368,402
Textron, Inc.                                                                           9,600                      716,352
Tyco International Ltd.                                                               147,706                    4,992,463
                                                                                                               -----------
                                                                                                                38,927,271

Machinery 1.5%
Caterpillar, Inc.                                                                      24,800                    2,267,712
Cummins, Inc.(b)                                                                        3,700                      260,295
Danaher Corp.                                                                          21,700                    1,158,997
Deere & Co.                                                                            18,000                    1,208,340
Dover Corp.                                                                            15,700                      593,303
Eaton Corp.                                                                            10,500                      686,700
Illinois Tool Works, Inc.                                                              21,200                    1,898,036
Ingersoll-Rand Co. "A"                                                                 12,500                      995,625
ITT Industries, Inc.                                                                    7,200                      649,728
Navistar International Corp.*                                                           6,100                      222,040
PACCAR, Inc.                                                                           13,125                      950,119
Pall Corp.                                                                              7,100                      192,552
Parker-Hannifin Corp.                                                                   9,500                      578,740
                                                                                                               -----------
                                                                                                                11,662,187

Road & Rail 0.6%
Burlington Northern Santa Fe Corp.                                                     29,300                    1,580,149
CSX Corp.                                                                              14,500                      603,925
Norfolk Southern Corp.                                                                 29,500                    1,092,975
Union Pacific Corp.                                                                    19,600                    1,366,120
                                                                                                               -----------
                                                                                                                 4,643,169

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.                                                                     5,700                      354,939
                                                                                                               -----------
Information Technology 14.9%
Communications Equipment 2.4%
ADC Telecommunications, Inc.*                                                          58,800                      117,012
Andrew Corp.*                                                                          14,300                      167,453
Avaya, Inc.*                                                                           33,230                      388,126
CIENA Corp.*                                                                           47,900                       82,388
Cisco Systems, Inc.*                                                                  478,800                    8,565,732
Comverse Technologies, Inc.*                                                           14,398                      363,118
Corning, Inc.*                                                                        102,449                    1,140,257
JDS Uniphase Corp.*                                                                   108,455                      181,120
Lucent Technologies, Inc.*                                                            321,460                      884,015
Motorola, Inc.                                                                        179,281                    2,683,837
QUALCOMM, Inc.                                                                        120,700                    4,423,655
Scientific-Atlanta, Inc.                                                               11,900                      335,818
Tellabs, Inc.*                                                                         38,500                      281,050
                                                                                                               -----------
                                                                                                                19,613,581

Computers & Peripherals 3.8%
Apple Computer, Inc.*                                                                  61,100                    2,546,037
Dell, Inc.*                                                                           183,100                    7,034,702
EMC Corp.*                                                                            175,100                    2,157,232
Gateway, Inc.*                                                                         26,300                      105,989
Hewlett-Packard Co.                                                                   217,426                    4,770,326
International Business Machines Corp.                                                 121,055                   11,062,006
Lexmark International, Inc. "A"*                                                        9,100                      727,727
NCR Corp.*                                                                             13,600                      458,864
Network Appliance, Inc.*                                                               26,400                      730,224
QLogic Corp.*                                                                           7,600                      307,800
Sun Microsystems, Inc.*                                                               244,500                      987,780
                                                                                                               -----------
                                                                                                                30,888,687

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*                                                            32,218                      715,240
Jabil Circuit, Inc.*                                                                   13,300                      379,316
Molex, Inc.                                                                            13,700                      361,132
Sanmina-SCI Corp.*                                                                     42,800                      223,416
Solectron Corp.*                                                                       66,900                      232,143
Symbol Technologies, Inc.                                                              16,450                      238,360
Tektronix, Inc.                                                                         5,500                      134,915
                                                                                                               -----------
                                                                                                                 2,284,522

Internet Software & Services 0.4%
Yahoo!, Inc.*                                                                          97,900                    3,318,810
                                                                                                               -----------
IT Consulting & Services 1.1%
Affiliated Computer Services, Inc. "A"*                                                 8,800                      468,512
Automatic Data Processing, Inc.                                                        43,000                    1,932,850
Computer Sciences Corp.*                                                               13,700                      628,145
Convergys Corp.*                                                                        9,700                      144,821
Electronic Data Systems Corp.                                                          36,200                      748,254
First Data Corp.                                                                       60,319                    2,371,140
Fiserv, Inc.*                                                                          16,001                      636,840
Paychex, Inc.                                                                          28,400                      932,088
Sabre Holdings Corp.                                                                    8,290                      181,385
SunGard Data Systems, Inc.*                                                            20,900                      721,050
Unisys Corp.*                                                                          21,300                      150,378
                                                                                                               -----------
                                                                                                                 8,915,463

Office Electronics 0.1%
Xerox Corp.*                                                                           72,800                    1,102,920
                                                                                                               -----------
Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc.*                                                          30,600                      493,272
Altera Corp.*                                                                          27,100                      536,038
Analog Devices, Inc.                                                                   27,000                      975,780
Applied Materials, Inc.                                                               123,500                    2,006,875
Applied Micro Circuits Corp.*                                                          29,400                       96,726
Broadcom Corp. "A"*                                                                    22,656                      677,867
Freescale Semiconductor, Inc. "B"*                                                     28,332                      488,727
Intel Corp.                                                                           459,800                   10,681,154
KLA-Tencor Corp.                                                                       15,500                      713,155
Linear Technology Corp.                                                                24,200                      927,102
LSI Logic Corp.*                                                                       29,400                      164,346
Maxim Integrated Products, Inc.                                                        24,200                      989,054
Micron Technology, Inc.*                                                               42,439                      438,819
National Semiconductor Corp.                                                           25,000                      515,250
Novellus Systems, Inc.*                                                                11,600                      310,068
NVIDIA Corp.*                                                                          13,200                      313,632
PMC-Sierra, Inc.*                                                                      15,024                      132,211
Teradyne, Inc.*                                                                        14,100                      205,860
Texas Instruments, Inc.                                                               125,591                    3,201,315
Xilinx, Inc.                                                                           25,300                      739,519
                                                                                                               -----------
                                                                                                                24,606,770

Software 3.7%
Adobe Systems, Inc.                                                                    17,300                    1,162,041
Autodesk, Inc.                                                                         17,100                      508,896
BMC Software, Inc.*                                                                    15,900                      238,500
Citrix Systems, Inc.*                                                                  12,300                      292,986
Computer Associates International, Inc.                                                41,050                    1,112,455
Compuware Corp.*                                                                       28,100                      202,320
Electronic Arts, Inc.*                                                                 22,200                    1,149,516
Intuit, Inc.*                                                                          13,600                      595,272
Mercury Interactive Corp.*                                                              6,100                      289,018
Microsoft Corp.                                                                       749,200                   18,108,164
Novell, Inc.*                                                                          32,100                      191,316
Oracle Corp.*                                                                         334,600                    4,175,808
Parametric Technology Corp.*                                                           15,000                       83,850
Siebel Systems, Inc.*                                                                  36,984                      337,664
Symantec Corp.*                                                                        51,600                    1,100,628
VERITAS Software Corp.*                                                                30,736                      713,690
                                                                                                               -----------
                                                                                                                30,262,124

Materials 3.2%
Chemicals 1.8%
Air Products & Chemicals, Inc.                                                         17,400                    1,101,246
Dow Chemical Co.                                                                       69,316                    3,455,403
E.I. du Pont de Nemours & Co.                                                          72,245                    3,701,834
Eastman Chemical Co.                                                                    5,700                      336,300
Ecolab, Inc.                                                                           17,300                      571,765
Engelhard Corp.                                                                         8,500                      255,255
Great Lakes Chemical Corp.                                                              3,600                      115,632
Hercules, Inc.*                                                                         6,400                       92,672
International Flavors & Fragrances, Inc.                                                5,700                      225,150
Monsanto Co.                                                                           19,221                    1,239,754
PPG Industries, Inc.                                                                   12,500                      894,000
Praxair, Inc.                                                                          24,200                    1,158,212
Rohm & Haas Co.                                                                        15,442                      741,216
Sigma-Aldrich Corp.                                                                     6,300                      385,875
                                                                                                               -----------
                                                                                                                14,274,314

Construction Materials 0.0%
Vulcan Materials Co.                                                                    6,400                      363,712
                                                                                                               -----------
Containers & Packaging 0.2%
Ball Corp.                                                                              9,300                      385,764
Bemis Co., Inc.                                                                         6,200                      192,944
Pactiv Corp.*                                                                           9,300                      217,155
Sealed Air Corp.*                                                                       5,353                      278,035
Temple-Inland, Inc.                                                                     4,700                      340,985
                                                                                                               -----------
                                                                                                                 1,414,883

Metals & Mining 0.7%
Alcoa, Inc.                                                                            63,276                    1,922,958
Allegheny Technologies, Inc.                                                            7,550                      182,030
Freeport-McMoRan Copper & Gold, Inc. "B"                                               13,000                      514,930
Newmont Mining Corp.                                                                   32,000                    1,352,000
Nucor Corp.                                                                            12,300                      707,988
Phelps Dodge Corp.                                                                      6,920                      703,972
United States Steel Corp.                                                               9,000                      457,650
                                                                                                               -----------
                                                                                                                 5,841,528

Paper & Forest Products 0.5%
Georgia-Pacific Corp.                                                                  17,677                      627,357
International Paper Co.                                                                37,808                    1,390,956
Louisiana-Pacific Corp.                                                                 9,500                      238,830
MeadWestvaco Corp.                                                                     13,365                      425,274
Weyerhaeuser Co.                                                                       18,400                    1,260,400
                                                                                                               -----------
                                                                                                                 3,942,817

Telecommunication Services 3.1%
Diversified Telecommunication Services 2.8%
ALLTEL Corp.                                                                           22,900                    1,256,065
AT&T Corp.                                                                             58,004                    1,087,575
BellSouth Corp.                                                                       138,400                    3,638,536
CenturyTel, Inc.                                                                        9,750                      320,190
Citizens Communications Co.                                                            24,400                      315,736
Qwest Communications International, Inc.*                                             130,991                      484,666
SBC Communications, Inc.                                                              247,065                    5,852,970
Sprint Corp.                                                                          108,300                    2,463,825
Verizon Communications, Inc.                                                          202,950                    7,204,725
                                                                                                               -----------
                                                                                                                22,624,288

Wireless Telecommunication Services 0.3%
Nextel Communications, Inc. "A"*                                                       84,800                    2,410,016
                                                                                                               -----------
Utilities 3.2%
Electric Utilities 2.1%
Allegheny Energy, Inc.*                                                                 8,500                      175,610
Ameren Corp.                                                                           13,000                      637,130
American Electric Power Co.                                                            27,340                      931,200
CenterPoint Energy, Inc.                                                               20,200                      243,006
Cinergy Corp.                                                                          12,200                      494,344
Consolidated Edison, Inc.                                                              18,900                      797,202
DTE Energy Co.                                                                         11,900                      541,212
Edison International                                                                   25,400                      881,888
Entergy Corp.                                                                          17,100                    1,208,286
Exelon Corp.                                                                           50,150                    2,301,384
FirstEnergy Corp.                                                                      26,284                    1,102,614
FPL Group, Inc.                                                                        27,400                    1,100,110
PG&E Corp.*                                                                            28,800                      982,080
Pinnacle West Capital Corp.                                                             5,300                      225,303
PPL Corp.                                                                              13,760                      742,902
Progress Energy, Inc.                                                                  20,108                      843,531
Southern Co.                                                                           53,800                    1,712,454
TECO Energy, Inc.                                                                      11,700                      183,456
TXU Corp.                                                                              17,500                    1,393,525
Xcel Energy, Inc.                                                                      28,015                      481,298
                                                                                                               -----------
                                                                                                                16,978,535

Gas Utilities 0.2%
KeySpan Corp.                                                                          11,100                      432,567
Nicor, Inc.                                                                             2,700                      100,143
NiSource, Inc.                                                                         20,308                      462,819
Peoples Energy Corp.                                                                    2,200                       92,224
                                                                                                               -----------
                                                                                                                 1,087,753

Multi-Utilities 0.9%
AES Corp.*                                                                             46,400                      760,032
Calpine Corp.* (b)                                                                     45,889                      128,489
CMS Energy Corp.*                                                                      18,116                      236,233
Constellation Energy Group, Inc.                                                       13,300                      687,610
Dominion Resources, Inc.                                                               25,616                    1,906,599
Duke Energy Corp.(b)                                                                   71,800                    2,011,118
Dynegy, Inc. "A"*                                                                      28,735                      112,354
Public Service Enterprise Group, Inc.                                                  17,300                      940,947
Sempra Energy                                                                          18,410                      733,454
                                                                                                               -----------
                                                                                                                 7,516,836


Total Common Stocks (Cost $798,423,318)                                                                        801,006,934
                                                                                                               -----------
                                                                                    Principal
                                                                                     Amount ($)                 Value ($)
                                                                                     ----------                 ---------

US Government Backed 1.0%
US Treasury Bills:
2.561%**, 4/7/2005                                                                  3,524,000                    3,522,504
2.617%**, 4/14/2005                                                                 1,034,000                    1,033,025
2.693%**, 4/21/2005                                                                 1,639,000                    1,636,579
2.81%**, 6/16/2005                                                                    335,000                      333,052
2.869%**, 7/14/2005 (d)                                                             1,180,000                    1,170,438

                                                                                                               -----------
Total US Government Backed (Cost $7,695,598)                                                                     7,695,598

                                                                                       Shares                     Value ($)
                                                                                       ------                     ---------

Securities Lending Collateral 0.3%
Daily Assets Fund Institutional, 2.83% (a)(c)
(Cost $2,023,875)                                                                   2,023,875                    2,023,875
                                                                                                               -----------

                                                                                         % of
                                                                                       Net Assets               Value ($)
                                                                                       ----------               ---------

Total Investment Portfolio  (Cost $808,142,791)                                         100.3                  810,726,407
Other Assets and Liabilities, Net                                                        -0.3                   -2,037,454
                                                                                                               -----------
Net Assets                                                                              100.0                  808,688,953
                                                                                                               ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $1,967,718, which is 0.2% of total net assets.

(c) Represents collateral held in connection with securities lending.

(d) At March 31, 2005, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.

At March 31, 2005, open futures contracts purchased were as follows:

                                                        Expiration                Aggregate                  Unrealized
Futures                                                    Date      Contracts  Face Value ($) Value ($)   Depreciation ($)
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                            6/16/2005      31          9,345,040   9,175,225        (169,815)
---------------------------------------------------------------------------------------------------------------------------

REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Equity 500 Index Portfolio


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT Equity 500 Index Portfolio

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005